Shareholder Report, Line Graph (Details) WE0000000002537A_Dimensional Global ex US Core Fixed Income ETF_Single_TSR Annual {Single} - USD ($)			12 Months Ended
	Oct. 31, 2024	Nov. 07, 2023	Oct. 31, 2025
Dimensional Global ex US Core Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Dimensional Global ex US Core Fixed Income ETF – NAV
Accumulated Value	$ 10,849	$ 10,000	$ 11,436
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
Accumulated Value	$ 10,821	$ 10,000	$ 11,307